SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [abstract]
Net income	$ 703	$ 1,055	$ 1,745	$ 1,270
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	1,029	1,321	1,987	2,273
Fair value changes	27	(797)	70	27
Depreciation and amortization	2,711	2,534	5,342	4,989
Deferred income taxes	(55)	262	(58)	421
Realized disposition gains (losses) in fair value changes or equity	(415)	(256)	(442)	(166)
Less: NCI on above items	(3,149)	(2,595)	(6,482)	(5,476)
Less: Real Estate segment disposition gains	426	253	460	273
Add: Real Estate segment adjustment and other, net	958	957	1,986	1,839
Total segment measures of profit and loss	$ 2,345	$ 2,210	$ 4,724	$ 4,608